3. Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Measurements Tables
Assumptions related to the Series C Common Stock Warrants
December 31, 2015

Expected Life (Years)	0.2
Risk Free Rate	0.15%
Volatility	38.06%
Probability of a Capital Raise	100%

	December 31, 2015	December 31, 2014
Expected Life (Years)	0.2	1.2
Risk Free Rate	0.15%	0.32%
Volatility	38.06%	26.78%
Probability of a Capital Raise	100%	8-95%

Key assumptions for valuation of derivative liabilities
March 31, 2016

Expected Life (Years)	2.0 – 5.0
Risk Free Rate	1.45%
Volatility	56.3%
Probability of a Capital Raise	5%-95%

Financial assets and liabilities measured at fair value on a recurring basis
	March 31, 2016
	Fair Value	Level 1	Level 2	Level 3
Derivative Liability – Common Stock Purchase Warrants:
Series B Preferred Stock	-		-
Promissory Notes	$2,409		$2,409
Series D Preferred Stock	1,707,634		1,707,634
Series C Preferred Stock	-			-
Qualified Purchaser derivative features	599,228			599,228
Total	$2,309,271		$1,710,043	$599,228

	December 31, 2015
	Fair Value	Level 1	Level 2	Level 3
Derivative Liability – Common Stock Purchase Warrants:
Promissory Notes	$2,189		$2,189
Series D Preferred Stock	2,904,849		2,904,849
Series C Preferred Stock	633,046			633,046
Total	$3,540,084		$2,907,038	$633,046

	December 31, 2015
	Fair Value	Level 1	Level 2	Level 3
Derivative Liability – Common Stock Purchase Warrants:
Debentures	$-		$-
Series B Preferred Stock	-		-
Promissory Notes	2,189		2,189
Series D Preferred Stock	2,904,849		2,904,849
Series C Preferred Stock	633,046			633,046
Total	$3,540,084		$2,907,038	$633,046

	December 31, 2014
	Fair Value	Level 1	Level 2	Level 3
Derivative Liability – Common Stock Purchase Warrants:
Debentures	$-		$-
Series B Preferred Stock	794,633		794,633
Promissory Notes	225,897		225,897
Series D Preferred Stock	3,325,449		3,325,449
Series C Preferred Stock	6,305,260			6,305,260
Total	$10,651,239		$4,345,979	$6,305,260

Change in the value of level 3 derivative liability
	Fair Value Measurements Using
	Level 2 Inputs					Level 3 Inputs
	Derivative liability - Common Stock Purchase Warrants - Debentures	Derivative liability - Common Stock Purchase Warrants – Series B Preferred Stock	Derivative liability - Common Stock Purchase Warrants –Promissory Notes	Derivative liability - Common Stock Purchase Warrants – Series D Preferred Stock	Total Fair Value Measurements Using Level 2 Inputs	Derivative liability - Common Stock Purchase Warrants – Series C Preferred Stock	Derivative Liability – Contingent Value Right	Grand Total Fair Value Measurements Using Both Level 2 and Level 3 Inputs

Balance December 31, 2013	$10,207	$24,277	$85,824	$224,075	$344,383	$382,610	$-	$726,993
Total unrealized (gains) or losses included in net income or (loss)	120,343	777,865	422,521	3,101,374	4,422,103	5,922,650	-	10,344,753
Reclassification to equity resulting from exercise of Common Stock Purchase Warrants	(130,550)	(7,509)	(282,448)	--	(420,507)	--	--	(420,507)
Balance December 31, 2014	$--	$794,633	$225,897	$3,325,449	$4,345,979	$6,305,260	$--	$10,651,239
Total unrealized (gains) or losses included in net income or (loss)	--	21,079	12,722	(410,731)	(376,930)	(3,036,281)	(231,384)	(3,644,594)
Reclassification to equity resulting from exercise of Common Stock Purchase Warrants	--	(815,712)	(236,430)	(9,869)	(1,062,011)	(17,884)	-	(1,079,895)
Release of contingent value right	-		-	-	-		231,384	231,384
Reclassification to equity resulting from the warrant exchange agreement	--	--	--	--	--	(2,618,049)	--	(2,618,049)
Balance December 31, 2015	$--	$--	$2,189	$2,904,849	$2,907,038	$633,046	$--	$3,540,084